American Century Investments®
Quarterly Portfolio Holdings
Avantis® Short-Term Fixed Income Fund
November 30, 2023

Avantis Short-Term Fixed Income Fund - Schedule of Investments
NOVEMBER 30, 2023 (UNAUDITED)

	Principal Amount ($)/Shares	Value ($)
CORPORATE BONDS — 73.4%
Aerospace and Defense — 0.3%
Huntington Ingalls Industries, Inc., 3.84%, 5/1/25	36,000	35,047
Air Freight and Logistics — 0.7%
United Parcel Service, Inc., 3.05%, 11/15/27	100,000	94,046
Automobiles — 2.5%
American Honda Finance Corp., 2.90%, 2/16/24	60,000	59,649
American Honda Finance Corp., 1.00%, 9/10/25	78,000	72,539
General Motors Financial Co., Inc., 4.00%, 1/15/25	20,000	19,573
General Motors Financial Co., Inc., 5.25%, 3/1/26	45,000	44,497
Toyota Motor Corp., 1.34%, 3/25/26	100,000	92,089
Toyota Motor Credit Corp., 2.50%, 3/22/24	35,000	34,689
		323,036
Banks — 12.5%
Asian Development Bank, 1.50%, 10/18/24	100,000	96,822
Asian Development Bank, 0.50%, 2/4/26	100,000	91,419
Asian Infrastructure Investment Bank, 4.00%, 1/18/28	50,000	48,880
Bank of Montreal, 1.85%, 5/1/25	72,000	68,385
Bank of Nova Scotia, 5.25%, 6/12/28	75,000	74,602
Citigroup, Inc., 3.70%, 1/12/26	75,000	72,519
Council Of Europe Development Bank, 2.50%, 2/27/24	25,000	24,828
European Bank for Reconstruction & Development, 0.50%, 5/19/25	35,000	32,773
European Investment Bank, 0.375%, 7/24/24	100,000	96,916
European Investment Bank, 1.375%, 3/15/27	50,000	45,279
Export Development Canada, 2.625%, 2/21/24	50,000	49,686
Export Development Canada, 3.875%, 2/14/28	100,000	97,685
Inter-American Development Bank, 2.625%, 1/16/24	150,000	149,490
International Bank for Reconstruction & Development, 0.875%, 7/15/26	10,000	9,089
Mitsubishi UFJ Financial Group, Inc., 3.29%, 7/25/27	65,000	60,769
PNC Financial Services Group, Inc., 2.20%, 11/1/24	90,000	87,232
Royal Bank of Canada, 6.00%, 11/1/27	75,000	77,084
Santander Holdings USA, Inc., 4.50%, 7/17/25	66,000	64,414
Sumitomo Mitsui Financial Group, Inc., 3.36%, 7/12/27	65,000	60,773
Toronto-Dominion Bank, 1.20%, 6/3/26	105,000	94,873
US Bancorp, 2.40%, 7/30/24	35,000	34,232
Wells Fargo & Co., 3.55%, 9/29/25	36,000	34,805
Wells Fargo & Co., 3.00%, 10/23/26	25,000	23,421
Westpac Banking Corp., 5.46%, 11/18/27	85,000	86,188
		1,582,164
Building Products — 0.2%
Owens Corning, 3.40%, 8/15/26	28,000	26,531
Capital Markets — 6.4%
Ameriprise Financial, Inc., 2.875%, 9/15/26	98,000	92,502
Bank of New York Mellon Corp., 3.25%, 9/11/24	98,000	96,081
BlackRock, Inc., 3.20%, 3/15/27	100,000	95,376
Brookfield Finance, Inc., 3.90%, 1/25/28	75,000	70,534
Charles Schwab Corp., 3.85%, 5/21/25	66,000	64,299
CME Group, Inc., 3.00%, 3/15/25	35,000	34,098
Goldman Sachs Group, Inc., 3.75%, 5/22/25	66,000	64,178
Lazard Group LLC, 3.75%, 2/13/25	66,000	64,199

Morgan Stanley, 3.875%, 1/27/26	75,000	72,883
Nasdaq, Inc., 5.35%, 6/28/28	75,000	75,383
State Street Corp., 3.55%, 8/18/25	86,000	83,591
		813,124
Chemicals — 0.7%
Ecolab, Inc., 2.70%, 11/1/26	95,000	89,786
Consumer Finance — 0.5%
Capital One Financial Corp., 4.25%, 4/30/25	66,000	64,285
Consumer Staples Distribution & Retail — 2.3%
Costco Wholesale Corp., 2.75%, 5/18/24(1)	100,000	98,908
Dollar Tree, Inc., 4.00%, 5/15/25	66,000	64,285
Sysco Corp., 3.30%, 7/15/26	45,000	42,830
Target Corp., 1.95%, 1/15/27(1)	100,000	91,975
		297,998
Containers and Packaging — 0.1%
Packaging Corp. of America, 3.65%, 9/15/24	13,000	12,785
Diversified REITs — 3.0%
Digital Realty Trust LP, 4.45%, 7/15/28	75,000	71,529
Mid-America Apartments LP, 3.60%, 6/1/27	50,000	47,501
Prologis LP, 3.25%, 10/1/26	100,000	95,062
Simon Property Group LP, 3.375%, 6/15/27	65,000	60,966
Spirit Realty LP, 4.45%, 9/15/26	42,000	40,710
Ventas Realty LP, 3.85%, 4/1/27	65,000	61,227
		376,995
Electric Utilities — 4.9%
Baltimore Gas & Electric Co., 2.40%, 8/15/26	64,000	59,719
Berkshire Hathaway Energy Co., 4.05%, 4/15/25	36,000	35,370
Berkshire Hathaway Energy Co., 3.25%, 4/15/28	100,000	92,355
Cleco Corporate Holdings LLC, 3.74%, 5/1/26	61,000	58,181
DTE Electric Co., Series A, 1.90%, 4/1/28	65,000	57,129
Duke Energy Progress LLC, 3.25%, 8/15/25	24,000	23,252
Edison International, 4.125%, 3/15/28	75,000	70,539
Emera US Finance LP, 3.55%, 6/15/26	62,000	59,363
Entergy Louisiana LLC, 5.59%, 10/1/24	58,000	57,839
Florida Power & Light Co., 5.05%, 4/1/28	50,000	50,125
Public Service Electric & Gas Co., 2.25%, 9/15/26	64,000	59,452
		623,324
Electronic Equipment, Instruments and Components — 1.0%
Avnet, Inc., 6.25%, 3/15/28	50,000	50,864
Flex Ltd., 3.75%, 2/1/26	47,000	44,964
Keysight Technologies, Inc., 4.55%, 10/30/24	36,000	35,538
		131,366
Energy Equipment and Services — 0.8%
Schlumberger Finance Canada Ltd., 1.40%, 9/17/25	104,000	97,445
Financial Services — 1.1%
Global Payments, Inc., 4.95%, 8/15/27	50,000	49,032
National Rural Utilities Cooperative Finance Corp., 3.40%, 2/7/28	50,000	46,711
National Rural Utilities Cooperative Finance Corp., Series D, 1.00%, 10/18/24	50,000	48,091
		143,834
Food Products — 1.3%
Bunge Ltd. Finance Corp., 1.63%, 8/17/25	29,000	27,162
Hershey Co., 2.05%, 11/15/24	36,000	34,898
Hormel Foods Corp., 0.65%, 6/3/24	60,000	58,548
Tyson Foods, Inc., 4.00%, 3/1/26	45,000	43,723
		164,331

Gas Utilities — 0.5%
Southern California Gas Co., 3.15%, 9/15/24	63,000	61,803
Ground Transportation — 1.0%
Ryder System, Inc., 2.50%, 9/1/24	36,000	35,126
Ryder System, Inc., 3.35%, 9/1/25	18,000	17,317
Union Pacific Corp., 3.15%, 3/1/24	75,000	74,511
		126,954
Health Care Equipment and Supplies — 1.5%
DH Europe Finance II Sarl, 2.20%, 11/15/24	100,000	96,927
Medtronic Global Holdings SCA, 4.25%, 3/30/28	100,000	98,005
		194,932
Health Care Providers and Services — 2.3%
Cardinal Health, Inc., 3.50%, 11/15/24	69,000	67,575
HCA, Inc., 5.00%, 3/15/24	36,000	35,901
Humana, Inc., 3.95%, 3/15/27	65,000	62,569
UnitedHealth Group, Inc., 2.375%, 8/15/24	100,000	97,909
Universal Health Services, Inc., 1.65%, 9/1/26	30,000	26,961
		290,915
Health Care REITs — 0.1%
Omega Healthcare Investors, Inc., 4.95%, 4/1/24	15,000	14,938
Hotels, Restaurants and Leisure — 1.6%
Booking Holdings, Inc., 3.65%, 3/15/25	97,000	95,007
Hyatt Hotels Corp., 4.85%, 3/15/26	45,000	44,199
Marriott International, Inc., 5.00%, 10/15/27	60,000	59,696
		198,902
Household Products — 0.2%
Colgate-Palmolive Co., 3.25%, 3/15/24	20,000	19,859
Industrial Conglomerates — 0.8%
3M Co., 2.65%, 4/15/25	100,000	96,256
Insurance — 3.7%
American International Group, Inc., 4.20%, 4/1/28	75,000	71,493
Aon Global Ltd., 3.875%, 12/15/25	50,000	48,601
Chubb INA Holdings, Inc., 3.35%, 5/15/24	90,000	89,071
MetLife, Inc., 3.60%, 11/13/25	34,000	33,048
Progressive Corp., 2.50%, 3/15/27	100,000	92,626
Prudential Financial, Inc., 1.50%, 3/10/26	75,000	69,020
Reinsurance Group of America, Inc., 3.95%, 9/15/26	75,000	71,941
		475,800
IT Services — 0.8%
International Business Machines Corp., 3.00%, 5/15/24	100,000	98,861
Machinery — 2.7%
Caterpillar Financial Services Corp., 3.30%, 6/9/24	39,000	38,528
Caterpillar Financial Services Corp., 1.45%, 5/15/25	36,000	34,153
John Deere Capital Corp., 3.45%, 1/10/24	69,000	68,823
John Deere Capital Corp., 4.95%, 7/14/28	25,000	25,064
PACCAR Financial Corp., 4.95%, 8/10/28	100,000	100,450
Stanley Black & Decker, Inc., 6.00%, 3/6/28	75,000	76,838
		343,856
Media — 0.8%
Comcast Corp., 3.375%, 8/15/25	42,000	40,757
Discovery Communications LLC, 4.90%, 3/11/26	60,000	59,302
		100,059
Metals and Mining — 1.2%
ArcelorMittal SA, 4.55%, 3/11/26	20,000	19,559
BHP Billiton Finance USA Ltd., 6.42%, 3/1/26	30,000	30,756

BHP Billiton Finance USA Ltd., 4.75%, 2/28/28	100,000	99,084
		149,399
Oil, Gas and Consumable Fuels — 5.0%
BP Capital Markets America, Inc., 3.02%, 1/16/27	25,000	23,624
BP Capital Markets PLC, 3.28%, 9/19/27	100,000	94,916
Energy Transfer LP, 3.90%, 7/15/26	70,000	67,219
Energy Transfer LP, 5.55%, 2/15/28	75,000	75,368
Enterprise Products Operating LLC, 3.90%, 2/15/24	65,000	64,748
Equinor ASA, 7.25%, 9/23/27	100,000	108,050
Exxon Mobil Corp., 2.71%, 3/6/25	72,000	69,928
Shell International Finance BV, 3.25%, 5/11/25	66,000	64,326
Williams Cos., Inc., 4.00%, 9/15/25	66,000	64,206
		632,385
Passenger Airlines — 0.6%
Southwest Airlines Co., 5.125%, 6/15/27	75,000	74,188
Personal Care Products — 0.9%
Estee Lauder Cos., Inc., 2.00%, 12/1/24	36,000	34,798
Kenvue, Inc., 5.50%, 3/22/25	75,000	75,223
		110,021
Pharmaceuticals — 2.4%
Astrazeneca Finance LLC, 1.75%, 5/28/28	100,000	88,102
Novartis Capital Corp., 1.75%, 2/14/25	29,000	27,877
Novartis Capital Corp., 3.00%, 11/20/25	27,000	26,062
Pfizer, Inc., 3.40%, 5/15/24	97,000	96,233
Royalty Pharma PLC, 1.20%, 9/2/25	78,000	72,026
		310,300
Retail REITs — 1.0%
Federal Realty OP LP, 3.25%, 7/15/27	65,000	60,073
Kimco Realty OP LLC, 3.30%, 2/1/25	66,000	64,145
		124,218
Semiconductors and Semiconductor Equipment — 2.9%
Intel Corp., 4.875%, 2/10/28	100,000	100,059
KLA Corp., 4.65%, 11/1/24	100,000	99,238
Lam Research Corp., 3.80%, 3/15/25	60,000	58,871
Marvell Technology, Inc., 1.65%, 4/15/26	67,000	61,573
Xilinx, Inc., 2.95%, 6/1/24	50,000	49,356
		369,097
Specialized REITs — 0.5%
American Tower Corp., 3.55%, 7/15/27	65,000	61,193
Specialty Retail — 2.1%
Home Depot, Inc., 3.75%, 2/15/24	66,000	65,771
Home Depot, Inc., 2.125%, 9/15/26	40,000	37,204
Ross Stores, Inc., 4.60%, 4/15/25	66,000	65,205
TJX Cos., Inc., 2.25%, 9/15/26	110,000	102,659
		270,839
Technology Hardware, Storage and Peripherals — 0.8%
Apple, Inc., 3.00%, 2/9/24	5,000	4,975
Apple, Inc., 2.45%, 8/4/26	71,000	66,959
Hewlett Packard Enterprise Co., 4.90%, 10/15/25	36,000	35,655
		107,589
Textiles, Apparel and Luxury Goods — 1.5%
NIKE, Inc., 2.75%, 3/27/27	100,000	93,951
Ralph Lauren Corp., 3.75%, 9/15/25	100,000	97,153
		191,104

Trading Companies and Distributors — 0.2%
Air Lease Corp., 2.875%, 1/15/26	20,000	18,826
TOTAL CORPORATE BONDS (Cost $9,611,612)		9,318,391
U.S. TREASURY SECURITIES — 22.4%
U.S. Treasury Notes, 0.375%, 4/15/24	190,000	186,589
U.S. Treasury Notes, 0.375%, 7/15/24	400,000	388,074
U.S. Treasury Notes, 0.375%, 9/15/24	300,000	288,750
U.S. Treasury Notes, 1.75%, 12/31/24(2)	350,000	337,586
U.S. Treasury Notes, 0.625%, 11/30/27	200,000	172,738
U.S. Treasury Notes, 0.625%, 12/31/27	175,000	150,739
U.S. Treasury Notes, 1.25%, 3/31/28	210,000	184,435
U.S. Treasury Notes, 1.25%, 4/30/28	250,000	219,107
U.S. Treasury Notes, 1.25%, 6/30/28	550,000	479,832
U.S. Treasury Notes, 1.00%, 7/31/28	500,000	430,029
TOTAL U.S. TREASURY SECURITIES (Cost $2,875,661)		2,837,879
U.S. GOVERNMENT AGENCY SECURITIES — 3.1%
FHLB, 2.375%, 3/14/25	50,000	48,277
FHLB, 0.375%, 9/4/25	25,000	23,152
FHLB, 1.25%, 12/21/26	100,000	90,759
FNMA, 1.625%, 10/15/24	75,000	72,726
FNMA, 0.375%, 8/25/25	25,000	23,169
FNMA, 1.875%, 9/24/26	100,000	93,052
Tennessee Valley Authority, 0.75%, 5/15/25	48,000	45,127
TOTAL U.S. GOVERNMENT AGENCY SECURITIES (Cost $415,417)		396,262
SHORT-TERM INVESTMENTS — 2.4%
Money Market Funds — 2.4%
State Street Institutional U.S. Government Money Market Fund, Premier Class	107,974	107,974
State Street Navigator Securities Lending Government Money Market Portfolio(3)	195,750	195,750
TOTAL SHORT-TERM INVESTMENTS (Cost $303,724)		303,724
TOTAL INVESTMENT SECURITIES — 101.3% (Cost $13,206,414)		12,856,256
OTHER ASSETS AND LIABILITIES — (1.3)%		(160,109)
TOTAL NET ASSETS — 100.0%		$12,696,147

NOTES TO SCHEDULE OF INVESTMENTS
FHLB	–	Federal Home Loan Bank
FNMA	–	Federal National Mortgage Association
(1)Security, or a portion thereof, is on loan. At the period end, the aggregate value of securities on loan was $190,883. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(2)Security, or a portion thereof, has been pledged at the custodian bank or with a broker for collateral requirements on futures contract. At the period end, the aggregate value of securities pledged was $156,254.
(3)Investment of cash collateral from securities on loan. At the period end, the aggregate value of the collateral held by the fund was $195,750.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The value of investments of the fund is determined by American Century Investment Management, Inc. (ACIM) (the investment advisor), as the valuation designee, pursuant to its valuation policies and procedures. The Board of Trustees oversees the valuation designee and reviews its valuation policies and procedures at least annually.

Fixed income securities are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Corporate bonds and U.S. Treasury and Government Agency securities are valued using market models that consider trade data, quotations from dealers and active market makers, relevant yield curve and spread data, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information.

Open-end management investment companies are valued at the reported NAV per share. Exchange-traded futures contracts are valued at the settlement price as provided by the appropriate exchange.

If the valuation designee determines that the market price for a portfolio security is not readily available or is believed by the valuation designee to be unreliable, such security is valued at fair value as determined in good faith by the valuation designee, in accordance with its policies and procedures. Circumstances that may cause the fund to determine that market quotations are not available or reliable include, but are not limited to: when there is a significant event subsequent to the market quotation; trading in a security has been halted during the trading day; or trading in a security is insufficient or did not take place due to a closure or holiday.

The valuation designee monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s NAV per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; regulatory news, governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region.

2. Fair Value Measurements

The fund's investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund's portfolio holdings.

	Level 1	Level 2	Level 3
Assets
Investment Securities
Corporate Bonds	—	$9,318,391	—
U.S. Treasury Securities	—	2,837,879	—
U.S. Government Agency Securities	—	396,262	—
Short-Term Investments	$303,724	—	—
	$303,724	$12,552,532	—
This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.